Notes Payable and Senior Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Details of Notes Payable and Senior Notes

Notes payable consist of the following (in thousands):

	September 30, 2012	December 31, 2011
Notes payable:
Notes payable	$10,961	$74,009

Senior Notes:
Senior Secured Term Loan due January 31, 2015	235,000	206,000
Senior Subordinated Secured Notes due February 15, 2017	75,916	—
7 5/8% Senior Notes due December 15, 2012	—	66,704
10 3/4% Senior Notes due April 1, 2013	—	138,912
7 1/2% Senior Notes due February 15, 2014	—	77,867

Total Senior Notes	310,916	489,483

Total notes payable and Senior Notes	$321,877	$563,492

Notes payable and Senior Notes consist of the following (in thousands):

	December 31,
	2011	2010
Notes payable:
Construction notes payable	$74,009	$30,541

Senior Notes:
Senior Secured Term Loan due October 20, 2014	206,000	206,000
7 5/8% Senior Notes due December 15, 2012(1)	66,704	66,704
10 3/4% Senior Notes due April 1, 2013(1)	138,912	138,619
7 1/2% Senior Notes due February 15, 2014(1)	77,867	77,867

Total Senior Notes	489,483	489,190

Total notes payable and Senior Notes	$563,492	$519,731

(1)	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

Maturities of Notes Payable and Senior Notes

Maturities of the notes payable and Senior Notes are as follows. The maturities in this table are based on the amended terms of the notes in accordance with the Company’s reorganization:

Year Ended December 31,	(in thousands)
2012	$60,695
2013	10,999
2014	2,000
2015	235,800
2016	—

Principal Amounts of Senior Notes Outstanding

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

Condensed Consolidating Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET

(Unaudited)

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	$—	$71,619	$56	$2,770	$—	$74,445
Restricted cash	—	887	—	—	—	887
Receivables	—	9,155	298	3,856	—	13,309
Real estate inventories
Owned	—	298,128	—	71,018	—	369,146
Not owned	—	44,908	—	—	—	44,908
Deferred loan costs	—	1,992	—	—	—	1,992
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	4,436	—	—	—	4,436
Other assets	—	5,779	128	318	—	6,225
Investments in subsidiaries	45,206	(61,904)	—	—	16,698	—
Intercompany receivables	—	—	206,220	18,897	(225,117)	—

Total assets	$45,206	$389,209	$206,702	$96,859	$(208,419)	$529,557

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$10,502	$89	$896	$—	$11,487
Accrued expenses	—	36,596	224	404	—	37,224
Liabilities from inventories not owned	—	44,908	—	—	—	44,908
Notes payable	—	(163)	—	11,124	—	10,961
Senior Secured Term Loan	—	235,000	—	—	—	235,000
Senior Subordinated Secured Notes	—	75,916	—	—	—	75,916
Intercompany payables	—	90,564	—	134,553	(225,117)	—

Total liabilities	—	493,323	313	146,977	(225,117)	415,496
Redeemable convertible preferred stock		57,069				57,069
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	45,206	(161,183)	206,389	(61,904)	16,698	45,206
Noncontrolling interest	—	—	—	11,786	—	11,786

Total liabilities and equity (deficit)	$45,206	$389,209	$206,702	$96,859	$(208,419)	$529,557

CONDENSED CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs	—	8,810	—	—	—	8,810
Other assets	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND EQUITY (DEFICIT)
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821
(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs	—	8,810	—	—	—	8,810
Other assets	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND (DEFICIT) EQUITY
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821
(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

CONSOLIDATING BALANCE SHEET

December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$69,499	$131	$1,656	$—	$71,286
Restricted cash	—	641	—	—	—	641
Receivables	—	15,034	316	3,149	—	18,499
Real estate inventories
Owned	—	478,010	—	10,896	—	488,906
Not owned	—	55,270	—	—	—	55,270
Deferred loan costs	—	12,404	—	—	—	12,404
Other assets	—	1,842	156	—	—	1,998
Investments in subsidiaries	13,814	3,286	—	—	(17,100)	—
Intercompany receivables	—	—	203,480	12	(203,492)	—

Total assets	$13,814	$635,986	$204,083	$15,713	$(220,592)	$649,004

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$6,221	$27	$656	$—	$6,904
Accrued expenses	—	41,435	216	71	—	41,722
Liabilities from inventories not owned	—	55,270	—	—	—	55,270
Notes payable	—	30,541	—	—	—	30,541
Senior Secured Term Loan	—	206,000	—	—	—	206,000
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,619	—	—	—	138,619
7 1/2% Senior Notes	—	77,867	—	—	—	77,867
Intercompany payables	—	203,355	—	137	(203,492)	—

Total liabilities	—	826,012	243	864	(203,492)	623,627
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	13,814	(190,026)	203,840	3,286	(17,100)	13,814
Noncontrolling interest	—	—	—	11,563	—	11,563

Total liabilities and equity (deficit)	$13,814	$635,986	$204,083	$15,713	$(220,592)	$649,004

Condensed Consolidating Statement of Operations

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Three Months Ended September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Sales	$—	$68,008	$10,629	$7,305	$—	$85,942
Construction services	—	7,045	—	—	—	7,045
Management fees	—	278	—	—	(278)	—

	—	75,331	10,629	7,305	(278)	92,987

Operating costs
Cost of sales	—	(57,050)	(8,912)	(5,111)	278	(70,795)
Construction services	—	(6,410)	—	—	—	(6,410)
Sales and marketing	—	(3,219)	(643)	(310)	—	(4,172)
General and administrative	—	(7,008)	(70)	(2)	—	(7,080)
Other	—	(588)	—	(357)	—	(945)

	—	(74,275)	(9,625)	(5,780)	278	(89,402)

(Loss) income from subsidiaries	(752)	1,158	—	—	(406)	—

Operating (loss) income	(752)	2,214	1,004	1,525	(406)	3,585
Interest expense, net of amounts capitalized	—	(2,350)	—	(141)	—	(2,491)
Other income (expense), net	—	160	(53)	(12)	—	95

(Loss) income before reorganization items and provision for income taxes	(752)	24	951	1,372	(406)	1,189
Reorganization items	—	(712)	—	—	—	(712)

(Loss) income before provision for income taxes	(752)	(688)	951	1,372	(406)	477
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(752)	(699)	951	1,372	(406)	466
Less: Net income attributable to noncontrolling interest	—	—	—	(1,218)	—	(1,218)

Net (loss) income attributable to William Lyon Homes	(752)	(699)	951	154	(406)	(752)
Preferred stock dividends	(755)	—	—	—	—	(755)

Net (loss) income available to common stockholders	$(1,507)	$(699)	$951	$154	$(406)	$(1,507)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Three Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$49,199	$3,472	$1,032	$—	$53,703
Construction services	—	6,027	—	—	—	6,027
Management fees	—	48	—	—	(48)	—

	—	55,274	3,472	1,032	(48)	59,730

Operating costs
Cost of sales—homes	—	(42,577)	(3,195)	(921)	48	(46,645)
Impairment loss of real estate assets		(24,896)				(24,896)
Construction services	—	(5,611)	—	—	—	(5,611)
Sales and marketing	—	(3,704)	(257)	(226)	—	(4,187)
General and administrative	—	(4,662)	(103)	—	—	(4,765)
Other	—	(499)	—	(366)	—	(865)

	—	(81,949)	(3,555)	(1,513)	48	(86,969)

Equity in income of unconsolidated joint ventures	—	(71)	—	—	—	(71)
(Loss) income from subsidiaries	(39,634)	(707)	—	—	40,341	—

Operating (loss) income	(39,634)	(27,453)	(83)	(481)	40,341	(27,310)
Interest expense, net of amounts capitalized	—	(7,814)	—	(192)	—	(8,006)
Other income (expense), net	—	494	(35)	(17)	—	442

(Loss) income before reorganization items and provision for income taxes	(39,634)	(34,773)	(118)	(690)	40,341	(34,874)
Reorganization items	—	(4,826)	—	—	—	(4,826)

(Loss) income before provision for income taxes	(39,634)	(39,599)	(118)	(690)	40,341	(39,700)
Provision for income taxes	—	—	—	—	—	—

Net (loss) income	(39,634)	(39,599)	(118)	(690)	40,341	(39,700)
Less: Net loss attributable to noncontrolling interest	—	—	—	66	—	66

Net (loss) income attributable to William Lyon Homes	$(39,634)	$(39,599)	$(118)	$(624)	$40,341	$(39,634)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from February 25, 2012 through

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Sales	$—	$111,159	$32,105	$102,838	$—	$246,102
Construction services	—	16,473	—	—	—	16,473
Management fees	—	534	—	—	(534)	—

	—	128,166	32,105	102,838	(534)	262,575

Operating costs
Cost of sales	—	(94,003)	(27,737)	(93,924)	534	(215,130)
Construction services	—	(15,061)	—	—	—	(15,061)
Sales and marketing	—	(6,493)	(1,679)	(663)	—	(8,835)
General and administrative	—	(18,767)	(186)	(6)	—	(18,959)
Other	—	(1,713)	(2)	(687)	—	(2,402)

	—	(136,037)	(29,604)	(95,280)	534	(260,387)

(Loss) income from subsidiaries	(7,611)	8,620	—	—	(1,009)	—

Operating (loss) income	(7,611)	749	2,501	7,558	(1,009)	2,188
Interest expense, net of amounts capitalized	—	(6,970)	—	(357)	—	(7,327)
Other income, net	—	562	(45)	954	—	1,471

(Loss) income before reorganization items and provision for income taxes	(7,611)	(5,659)	2,456	8,155	(1,009)	(3,668)
Reorganization items	—	(1,895)	1	—	—	(1,894)

(Loss) income before provision for income taxes	(7,611)	(7,554)	2,457	8,155	(1,009)	(5,562)
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(7,611)	(7,565)	2,457	8,155	(1,009)	(5,573)
Less: Net income attributable to noncontrolling interest	—	—	—	(2,038)	—	(2,038)

Net (loss) income attributable to William Lyon Homes	(7,611)	(7,565)	2,457	6,117	(1,009)	(7,611)
Preferred stock dividends	(1,798)	—	—	—	—	(1,798)

Net (loss) income available to common stockholders	$(9,409)	$(7,565)	$2,457	$6,117	$(1,009)	$(9,409)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$10,024	$4,316	$2,347	$—	$16,687
Construction services	—	8,883	—	—	—	8,883
Management fees	—	110	—	—	(110)	—

	—	19,017	4,316	2,347	(110)	25,570

Operating costs
Cost of sales—homes	—	(8,819)	(3,820)	(2,069)	110	(14,598)
Construction services	—	(8,223)	—	—	—	(8,223)
Sales and marketing	—	(1,496)	(260)	(188)	—	(1,944)
General and administrative	—	(3,246)	(56)	—	—	(3,302)
Other	—	(16)	—	(171)	—	(187)

	—	(21,800)	(4,136)	(2,428)	110	(28,254)

Income (loss) from subsidiaries	228,383	11,536	—	—	(239,919)	—

Operating income (loss)	228,383	8,753	180	(81)	(239,919)	(2,684)
Interest expense, net of amounts capitalized	—	(2,407)	—	(100)	—	(2,507)
Other income (expense), net	—	266	(25)	(11)	—	230

Income (loss) before reorganization items and provision for income taxes	228,383	6,612	155	(192)	(239,919)	(4,961)
Reorganization items	—	221,796	(1)	11,663	—	233,458

Income (loss) before provision for income taxes	228,383	228,408	154	11,471	(239,919)	228,497
Provision for income taxes	—	—	—	—	—	—

Net income (loss)	228,383	228,408	154	11,471	(239,919)	228,497
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)

Net income (loss) attributable to William Lyon Homes	$228,383	$228,408	$154	$11,357	$(239,919)	$228,383

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Nine Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$132,111	$11,307	$4,654	$—	$148,072
Construction services	—	13,579	—	—	—	13,579
Management fees	—	213	—	—	(213)	—

	—	145,903	11,307	4,654	(213)	161,651

Operating costs
Cost of sales—homes	—	(115,403)	(10,452)	(4,009)	213	(129,651)
Impairment loss of real estate assets	—	(24,896)	—	—	—	(24,896)
Construction services	—	(12,438)	—	—	—	(12,438)
Sales and marketing	—	(11,701)	(867)	(715)	—	(13,283)
General and administrative	—	(16,431)	(255)	(1)	—	(16,687)
Other	—	(1,313)	—	(753)	—	(2,066)

	—	(182,182)	(11,574)	(5,478)	213	(199,021)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
(Loss) income from subsidiaries	(62,030)	(1,900)	—	—	63,930	—

Operating (loss) income	(62,030)	(34,574)	(267)	(824)	63,930	(33,765)
Interest expense, net of amounts capitalized	—	(17,270)	—	(711)	—	(17,981)
Other income (expense), net	—	850	(124)	(40)	—	686

(Loss) income before reorganization items and provision for income taxes	(62,030)	(50,994)	(391)	(1,575)	63,930	(51,060)
Reorganization items	—	(10,902)	—	—	—	(10,902)

(Loss) income before provision for income taxes	(62,030)	(61,896)	(391)	(1,575)	63,930	(61,962)
Provision for income taxes	—	(10)	—	—	—	(10)

Net (loss) income	(62,030)	(61,906)	(391)	(1,575)	63,930	(61,972)
Less: Net income attributable to noncontrolling interest	—	—	—	(58)	—	(58)

Net (loss) income attributable to William Lyon Homes	$(62,030)	$(61,906)	$(391)	$(1,633)	$63,930	$(62,030)

CONSOLIDATING STATEMENT OF OPERATIONS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$176,992	$19,954	$10,109	$—	$207,055
Construction services	—	19,768	—	—	—	19,768
Management fees	—	468	—	—	(468)	—

	—	197,228	19,954	10,109	(468)	226,823

Operating costs
Cost of sales	—	(162,148)	(18,225)	(8,818)	468	(188,723)
Impairment loss on real estate assets	—	(70,742)	—	(57,572)	—	(128,314)
Construction services	—	(18,164)	—	—	—	(18,164)
Sales and marketing	—	(14,528)	(1,318)	(1,002)	—	(16,848)
General and administrative	—	(22,070)	(340)	(1)	—	(22,411)
Other	—	(2,979)	—	(1,004)	—	(3,983)

	—	(290,631)	(19,883)	(68,397)	468	(378,443)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
(Loss) income from subsidiaries	(193,330)	(59,588)	—	—	252,918	—

Operating (loss) income	(193,330)	(149,386)	71	(58,288)	252,918	(148,015)
Interest expense, net of amounts capitalized	—	(23,639)	—	(890)	—	(24,529)
Other income (expense), net	—	1,018	(131)	(49)	—	838

(Loss) income before reorganization items	(193,330)	(172,007)	(60)	(59,227)	252,918	(171,706)
Reorganization items	—	(21,182)	—	—	—	(21,182)

(Loss) income before provision for income taxes	(193,330)	(193,189)	(60)	(59,227)	252,918	(192,888)
Provision for income taxes	—	(10)	—	—	—	(10)

Net (loss) income	(193,330)	(193,199)	(60)	(59,227)	252,918	(192,898)
Less: Net income from noncontrolling interest	—	—	—	(432)	—	(432)

Net (loss) income attributable to William Lyon Homes	$(193,330)	$(193,199)	$(60)	$(59,659)	$252,918	$(193,330)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$263,864	$16,595	$3,610	$—	$284,069
Construction services	—	10,629	—	—	—	10,629
Management fees	—	165	—	—	(165)	—

	—	274,658	16,595	3,610	(165)	294,698

Operating costs
Cost of sales	—	(228,542)	(16,167)	(1,633)	165	(246,177)
Impairment loss on real estate assets	—	(111,860)	—	—	—	(111,860)
Construction services	—	(7,805)	—	—	—	(7,805)
Sales and marketing	—	(17,953)	(1,208)	(585)	—	(19,746)
General and administrative	—	(24,795)	(313)	(21)	—	(25,129)
Other	—	(2,740)	—	—	—	(2,740)

	—	(393,695)	(17,688)	(2,239)	165	(413,457)

Equity in income of unconsolidated joint ventures	—	916	—	—	—	916

(Loss) income from subsidiaries	(136,786)	(1,053)	12	—	137,827	—

Operating (loss) income	(136,786)	(119,174)	(1,081)	1,371	137,827	(117,843)
Gain on retirement of debt	—	5,572	—	—	—	5,572
Interest expense, net of amounts capitalized	—	(23,653)	—	—	—	(23,653)
Other income (expense), net	—	280	(235)	12	—	57

(Loss) income before benefit from income taxes	(136,786)	(136,975)	(1,316)	1,383	137,827	(135,867)
Benefit from income taxes	—	412	—	—	—	412

Net (loss) income	(136,786)	(136,563)	(1,316)	1,383	137,827	(135,455)
Less: net income from noncontrolling interest	—	—	—	(1,331)	—	(1,331)

Net (loss) income attributable to William Lyon Homes	$(136,786)	$(136,563)	$(1,316)	$52	$137,827	$(136,786)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2009

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$229,854	$39,619	$5,621	$—	$275,094
Construction services	—	34,149	—	—	—	34,149
Management fees	—	1,127	—	—	(1,127)	—

	—	265,130	39,619	5,621	(1,127)	309,243

Operating costs
Cost of sales	—	(308,639)	(38,142)	(5,472)	1,127	(351,126)
Impairment loss on real estate assets	—	(45,269)	—	—	—	(45,269)
Construction services	—	(28,486)	—	—	—	(28,486)
Sales and marketing	—	(14,820)	(2,308)	(508)	—	(17,636)
General and administrative	—	(20,733)	(276)	(18)	—	(21,027)
Other	—	(6,496)	(84)	—	—	(6,580)

	—	(424,443)	(40,810)	(5,998)	1,127	(470,124)

Equity in loss of unconsolidated joint ventures	—	(420)	—	—	—	(420)

(Loss) income from subsidiaries	(20,525)	(4,780)	(411)	—	25,716	—

Operating (loss) income	(20,525)	(164,513)	(1,602)	(377)	25,716	(161,301)
Gain on retirement of debt	—	78,144	—	—	—	78,144
Interest expense, net of amounts capitalized	—	(35,902)	—	—	—	(35,902)
Other income (expense), net	—	1,159	(4,990)	29	—	(3,802)

(Loss) income before benefit from income taxes	(20,525)	(121,112)	(6,592)	(348)	25,716	(122,861)
Benefit from income taxes	—	101,908	—	—	—	101,908

Net (loss) income	(20,525)	(19,204)	(6,592)	(348)	25,716	(20,953)
Less: net loss from noncontrolling interest	—	—	—	428	—	428

Net (loss) income attributable to William Lyon Homes	$(20,525)	$(19,204)	$(6,592)	$80	$25,716	$(20,525)

Condensed Consolidating Statement of Cashflows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from February 25, 2012 through

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net (loss) income	$(7,611)	$(7,565)	$2,457	$8,155	$(1,009)	$(5,573)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	5,627	13	—	—	5,640
Gain on extinguishment of debt	—	—	—	(975)	—	(975)
Equity in loss of subsidiaries	7,611	(8,620)	—	—	1,009	—
Net changes in operating assets and liabilities:
Restricted cash	—	(35)	—	—	—	(35)
Receivables	—	(1,176)	4	(342)	—	(1,514)
Real estate inventories— owned	—	(12,546)	—	62,363	—	49,817
Real estate inventories—not owned	—	1,250	—	—	—	1,250
Other assets	—	588	28	—	—	616
Accounts payable	—	2,362	37	(912)	—	1,487
Accrued expenses	—	6,871	7	(352)	—	6,526
Liability from real estate inventories not owned	—	(1,250)	—	—	—	(1,250)

Net cash (used in) provided by operating activities	—	(14,494)	2,546	67,937	—	55,989

Investing activities
Purchases of property and equipment	—	(24)	(13)	(16)	—	(53)
Investments in subsidiaries	—	(3,837)	—	—	3,837	—

Net cash (used in) provided by investing activities	—	(3,861)	(13)	(16)	3,837	(53)

Financing activities
Principal payments on notes payable	—	(4,157)	—	(58,400)	—	(62,557)
Payment of preferred stock dividends	—	(1,114)	—	—	—	(1,114)
Noncontrolling interest contributions (distributions), net	—	—	—	1,648	—	1,648
Advances to affiliates	—	—	1	(3,306)	3,305	—
Intercompany receivables/payables	—	19,087	(2,530)	(9,415)	(7,142)	—

Net cash provided by (used in) financing activities	—	13,816	(2,529)	(69,473)	(3,837)	(62,023)

Net (decrease) increase in cash and cash equivalents	—	(4,539)	4	(1,552)	—	(6,087)
Cash and cash equivalents at beginning of period	—	76,158	52	4,322	—	80,532

Cash and cash equivalents at end of period	$—	$71,619	$56	$2,770	$—	$74,445

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net income (loss)	$228,383	$228,408	$154	$11,471	$(239,919)	$228,497
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	—	583	3	—	—	586
Reorganization items:
Cancellation of debt	—	(298,831)	—	—	—	(298,831)
Plan implementation and fresh start adjustments	—	62,553	—	(13,251)	—	49,302
Writeoff of deferred loan costs	—	8,258	—	—	—	8,258
Equity in loss of subsidiaries	(228,383)	(11,536)	—	—	239,919	—
Net changes in operating assets and liabilities:
Receivables	—	922	8	11	—	941
Real estate inventories—owned	—	(4,924)	—	(2,123)	—	(7,047)
Real estate inventories—not owned	—	1,250	—	—	—	1,250
Other assets	—	203	3	—	—	206
Accounts payable	—	4,144	14	460	—	4,618
Accrued expenses	—	(3,418)	(1)	(432)	—	(3,851)
Liability from real estate inventories not owned	—	(1,250)	—	—	—	(1,250)

Net cash (used in) provided by operating activities	—	(13,638)	181	(3,864)	—	(17,321)

Investing activities
Purchases of property and equipment	—	(419)	(3)	422	—	—
Investments in subsidiaries	—	183	—	—	(183)	—

Net cash (used in) provided by investing activities	—	(236)	(3)	422	(183)	—

Financing activities
Principal payments on notes payable	—	(116)	—	(500)	—	(616)
Proceeds from reorganization	—	30,971	—	—	—	30,971
Proceeds from issuance of preferred stock	—	50,000	—	—	—	50,000
Proceeds from debtor in possession financing	—	5,000	—	—	—	5,000
Principal payment of debtor in possession financing	—	(5,000)	—	—	—	(5,000)
Payment for deferred loan costs	—	(2,491)	—	—	—	(2,491)
Noncontrolling interest (distributions) contributions, net	—	—	—	(72)	—	(72)
Advances to affiliates	—	—	—	(4)	4	—
Intercompany receivables/payables	—	(2,665)	(173)	2,659	179	—

Net cash provided by (used in) financing activities	—	75,699	(173)	2,083	183	77,792

Net increase (decrease) in cash and cash equivalents	—	61,825	5	(1,359)	—	60,471
Cash and cash equivalents at beginning of period	—	14,333	47	5,681	—	20,061

Cash and cash equivalents at end of period	$—	$76,158	$52	$4,322	$—	$80,532

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Nine Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net (loss) income	$(62,030)	$(61,906)	$(391)	$(1,575)	$63,930	$(61,972)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	178	38	—	—	216
Impairment loss on real estate assets		24,896				24,896
Equity in income of unconsolidated joint ventures	—	(3,605)	—	—	—	(3,605)
Equity in loss of subsidiaries	62,030	1,900	—	—	(63,930)	—
Net changes in operating assets and liabilities:
Restricted cash	—	139	—	—	—	139
Receivables	—	355	5	(413)	—	(53)
Real estate inventories— owned	—	4,582	—	—	—	4,582
Other assets	—	(3,913)	(7)	(2)	—	(3,922)
Accounts payable	—	2,254	31	523	—	2,808
Accrued expenses	—	(2,371)	25	277	—	(2,069)

Net cash (used in) provided by operating activities	—	(37,491)	(299)	(1,190)	—	(38,980)

Investing activities
Investment in and advances to unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	627	(38)	(669)	—	(80)
Investments in subsidiaries	—	29,075	—	—	(29,075)	—

Net cash provided by (used in) investing activities	—	31,137	(38)	(669)	(29,075)	1,355

Financing activities
Principal payments on notes payable	—	(26,604)	—	16,499	—	(10,105)
Payment for deferred loan costs	—	2,689	—	—	—	2,689
Noncontrolling interest (distributions) contributions, net	—	—	—	(1,387)	—	(1,387)
Advances to affiliates	—	—	(3)	(40,905)	40,908	—
Intercompany receivables/payables	—	(15,984)	296	27,521	(11,833)	—

Net cash (used in) provided by financing activities	—	(39,899)	293	1,728	29,075	(8,803)

Net (decrease) increase in cash and cash equivalents	—	(46,253)	(44)	(131)	—	(46,428)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$23,246	$87	$1,525	$—	$24,858

CONSOLIDATING STATEMENT OF CASH FLOWS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(193,330)	$(193,199)	$(60)	$(59,227)	$252,918	$(192,898)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	3,827	48	—	—	3,875
Impairment loss on real estate assets	—	70,742	—	57,572	—	128,314
Equity in (income) loss of unconsolidated joint ventures	—	(3,605)	—	—	—	(3,605)
Loss on disposition of fixed asset	—	—	83	—	—	83
Equity in loss of subsidiaries	193,330	59,588	—	—	(252,918)	—
Provision for income taxes	—	10	—	—	—	10
Net changes in operating assets and liabilities:
Restricted cash	—	(211)	—	—	—	(211)
Receivables	—	5,137	6	(376)	—	4,767
Real estate inventories — owned	—	184,422	—	(166,271)	—	18,151
Other assets	—	(4,417)	(3)	(2)	—	(4,422)
Accounts payable	—	(2,225)	11	692	—	(1,522)
Accrued expenses	—	6,688	2	1,117	—	7,807
Reorganization items:
Accrued professional fees	—	1,000	—	—	—	1,000

Net cash provided by (used in) operating activities	—	127,757	87	(166,495)	—	(38,651)

Investing activities
Distributions from unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	725	(131)	(722)	—	(128)
Investments in subsidiaries	—	29,412	—	—	(29,412)	—

Net cash provided by (used in) investing activities	—	31,572	(131)	(722)	(29,412)	1,307

Financing activities
Principal payments on notes payable, net	—	(82,531)	—	70,999	—	(11,532)
Noncontrolling interest (distributions) contributions, net	—	—	—	(2,349)	—	(2,349)
Advances to affiliates	—	—	(3)	(29,341)	29,344	—
Intercompany receivables/payables	—	(131,964)	(37)	131,933	68	—

Net cash (used in) provided by financing activities	—	(214,495)	(40)	171,242	29,412	(13,881)

Net (decrease) increase in cash and cash equivalents	—	(55,166)	(84)	4,025	—	(51,225)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$14,333	$47	$5,681	$—	$20,061

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(136,786)	$(136,563)	$(1,316)	$1,383	$137,827	$(135,455)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	3,626	92	—	—	3,718
Impairment loss on real estate assets	—	111,860	—	—	—	111,860
Equity in income of unconsolidated joint ventures	—	(916)	—	—	—	(916)
Equity in loss of subsidiaries	136,786	1,053	(12)	—	(137,827)	—
Gain on retirement of debt	—	(5,572)	—	—	—	(5,572)
Loss on sale of fixed asset	—	—	122	—	—	122
Benefit from income taxes	—	(412)	—	—	—	(412)
Net changes in operating assets and liabilities:
Restricted cash	—	3,711	—	—	—	3,711
Receivables	—	(2,435)	4	226	—	(2,205)
Income tax refund receivable	—	107,401	—	—	—	107,401
Real estate inventories-owned	—	(63,655)	—	(2,662)	—	(66,317)
Other assets	—	15,837	61	—	—	15,898
Accounts payable	—	(2,693)	(15)	(1,434)	—	(4,142)
Accrued expenses	—	(3,379)	(181)	(12)	—	(3,572)

Net cash provided by (used in) operating activities	—	27,863	(1,245)	(2,499)	—	24,119

Investing activities
Investments in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	4,183	—	—	—	4,183
Purchases of property and equipment	—	101	(165)	—	—	(64)
Investment in subsidiaries	—	(361)	12	—	349	—

Net cash provided by (used in) investing activities	—	3,729	(153)	—	349	3,925

Financing activities
Proceeds from borrowings on notes payable, net	—	7,087	—	—	—	7,087
Principal payments on notes payable, net	—	(52,797)	—	—	—	(52,797)
Net cash paid for repurchase of Senior Notes	—	(31,268)	—	—	—	(31,268)
Noncontrolling interest (distributions) contributions, net	—	—	—	2,633	—	2,633
Intercompany receivables/payables	—	(362)	1,437	37	(1,112)	—
Advances to affiliates	—	—	(19)	(744)	763	—

Net cash (used in) provided by financing activities	—	(77,340)	1,418	1,926	(349)	(74,345)

Net (decrease) increase in cash and cash equivalents	—	(45,748)	20	(573)	—	(46,301)
Cash and cash equivalents at beginning of year	—	115,247	111	2,229	—	117,587

Cash and cash equivalents at end of year	$—	$69,499	$131	$1,656	$—	$71,286

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2009

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(20,525)	$(19,204)	$(6,592)	$(348)	$25,716	$(20,953)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	2,266	947	—	—	3,213
Impairment loss on real estate assets	—	45,269	—	—	—	45,269
Equity in loss of unconsolidated joint ventures	—	420	—	—	—	420
Equity in loss of subsidiaries	20,525	4,780	411	—	(25,716)	—
Gain on retirement of debt	—	(78,144)	—	—	—	(78,144)
Loss on sale of fixed asset	—	—	3,009	—	—	3,009
Benefit from income taxes	—	(101,908)	—	—	—	(101,908)
Net changes in operating assets and liabilities:
Restricted cash	—	727	—	—	—	727
Receivables	—	482	13,483	5,914	—	19,879
Income tax refund receivable	—	41,615	—	—	—	41,615
Real estate inventories-owned	—	121,941	—	8,495	—	130,436
Other assets	—	(8,680)	1,022	—	—	(7,658)
Accounts payable	—	(164)	(252)	(4,869)	—	(5,285)
Accrued expenses	—	(16,811)	(863)	(19)	—	(17,693)

Net cash (used in) provided by operating activities	—	(7,411)	11,165	9,173	—	12,927

Investing activities
Investments in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	840	—	—	—	840
Net proceeds from sale of fixed asset	—	—	2,063	—	—	2,063
Purchases of property and equipment	—	94	(117)	—	—	(23)
Investment in subsidiaries	—	(1,081)	(411)	—	1,492	—

Net cash (used in) provided by investing activities	—	(341)	1,535	—	1,492	2,686

Financing activities
Proceeds from borrowings on notes payable, net	—	102,115	11,352	—	—	113,467
Principal payments on notes payable, net	—	(170,097)	(17,621)	—	—	(187,718)
Net cash paid for repurchase of Senior Notes	—	(76,991)	—	—	—	(76,991)
Proceeds from Senior Secured Term Loan	—	193,904	—	—	—	193,904
Noncontrolling interest (distributions) contributions, net	—	—	—	(7,705)	—	(7,705)
Intercompany receivables/payables	—	14,783	(9,116)	(294)	(5,373)	—
Advances to affiliates	—	—	(102)	(3,779)	3,881	—

Net cash provided by (used in) financing activities	—	63,714	(15,487)	(11,778)	(1,492)	34,957

Net increase (decrease) in cash and cash equivalents	—	55,962	(2,787)	(2,605)	—	50,570
Cash and cash equivalents at beginning of year	—	59,285	2,898	4,834	—	67,017

Cash and cash equivalents at end of year	$—	$115,247	$111	$2,229	$—	$117,587

Covenant Compliance of Amended Term Loan

The Company’s covenant compliance for the Amended Term Loan at September 30, 2012 is detailed in the table set forth below:

	Actual at September 30, 2012	Covenant Requirement at September 30, 2012
Ratio of Term Loan to Borrowing Base	54.0%	≤ 67.5%